FINANCIAL INSTRUMENTS (Details) - Financial Assets [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Debt instruments at amortized cost:
Financial assets included in other receivables	$ 1	¥ 3	¥ 15
Total Current	1	3	15
Total Non-current